Property, plant and equipment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Disclosure of detailed information about property, plant and equipment [line items]
Number of Exploratory Wells | item	3
Property, plant and equipment	$ 614,047	$ 614,665	$ 567,788
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	100,470	78,614	48,036
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,204	18,848	69,587
seismic and other exploratory assets [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	90,166	75,485	44,047
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 10,304	$ 3,129	$ 3,989
Number of unsuccessful exploration wells | item	2	3	5
Exploration Wells [Member] | Exploration and evaluation assets [member] | Brazil [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item			1
Exploration Wells [Member] | Exploration and evaluation assets [member] | Argentina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of unsuccessful exploration wells | item			4